Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue:
Health care services	€ 3,400,221	€ 3,613,869	€ 6,725,680	€ 7,208,532
Health care products	919,949	943,476	1,804,615	1,836,609
Revenue	4,320,170	4,557,345	8,530,295	9,045,141
Costs of revenue:
Health care services	2,578,669	2,701,823	5,147,051	5,409,472
Health care products	457,508	441,668	892,594	831,260
Costs of revenue	3,036,177	3,143,491	6,039,645	6,240,732
Gross profit	1,283,993	1,413,854	2,490,650	2,804,409
Operating (income) expenses:
Selling, general and administrative	830,177	711,329	1,541,692	1,521,246
Research and development	52,017	50,506	100,662	96,423
Income from equity method investees	(22,422)	(3,905)	(50,178)	(24,314)
Operating income	424,221	655,924	898,474	1,211,054
Other (income) expense:
Interest income	(13,965)	(11,187)	(29,221)	(19,938)
Interest expense	83,174	103,127	174,502	216,097
Income before income taxes	355,012	563,984	753,193	1,014,895
Income tax expense	75,294	137,068	169,141	237,610
Net income	279,718	426,916	584,052	777,285
Net income attributable to noncontrolling interests	61,141	75,944	116,529	143,594
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 218,577	€ 350,972	€ 467,523	€ 633,691
Basic earnings per share	€ 0.75	€ 1.20	€ 1.60	€ 2.15
Diluted earnings per share	€ 0.75	€ 1.20	€ 1.60	€ 2.14